(7) TAXES RECOVERABLE (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Recoverable Tables Abstract
Schedule of taxes recoverable
	Dec 31, 2018	Dec 31, 2017
Current
Prepayments of social contribution - CSLL	12,373	7,257
Prepayments of income tax - IRPJ	36,972	21,887
Income tax and social contribution to be offset	74,395	59,658
Income tax and social contribution recoverable	123,739	88,802

Withholding income tax - IRRF on interest on capital	8,163	43,841
Withholding income tax - IRRF	92,210	103,277
State VAT - ICMS to be offset	125,669	104,843
Social Integration Program - PIS	9,970	8,447
Contribution for Social Security Funding - COFINS	46,741	37,699
Others	4,764	8,137
Other taxes recoverable	287,517	306,244

Total current	411,256	395,045

Noncurrent
Social contribution to be offset - CSLL	62,458	58,856
Income tax to be offset - IRPJ	5,508	2,608
Income tax and social contribution recoverable	67,966	61,464

State VAT - ICMS to be offset	174,596	159,624
Social Integration Program - PIS	1,060	1,024
Contribution for Social Security Funding - COFINS	4,885	4,719
Others	5,185	6,613
Other taxes recoverable	185,725	171,980

Total noncurrent	253,691	233,444